Stock Plans	6 Months Ended	12 Months Ended
	Jun. 30, 2014	Dec. 31, 2013
Stock Plans [Abstract]
Stock Plans [Text Block]
2. Stock Plans

The following table summarizes the stock-based compensation expense recorded for awards under the stock option plans for the three and six month periods ended June 30, 2014 and 2013:

	Three Months Ended June 30,		Six Months Ended June 30,
(in thousands, except per share amounts)	2014	2013	2014	2013
Research and development	$28	$52	$173	$356
General and administrative	32	78	213	279
Total stock-based compensation expenses	$60	$130	$386	$635

No tax benefit was recognized related to stock-based compensation expense since we have incurred operating losses and we have established a full valuation allowance to offset all the potential tax benefits associated with our deferred tax assets.

We use the Black-Scholes-Merton option-pricing model with the following assumptions to estimate the stock-based compensation expense for the three and six month periods ended June 30, 2014 and 2013:

	Three Months Ended June 30,		Six Months Ended June 30,
	2014	2013	2014	2013
Weighted-average risk-free interest rate	1.7%	1.0%	2.0%	0.8%
Expected dividend payments	—	—	—	—
Expected holding period (years)[1]	4.2	3.9	6.5	4.2
Weighted-average volatility factor[2]	1.67	1.56	1.66	1.70
Estimated forfeiture rates[3]	31%	32%	31%	32%

(1)	Expected holding periods are based on the simplified method provided in Staff Accounting Bulletin No. 107 for “plain vanilla options.”
(2)	Weighted average volatility is based on the historical volatility of our common stock.
(3)	Estimated forfeiture rates are based on historical data.

No options were granted during the three month periods ended June 30, 2014 and 2013.

The following table summarizes option activity for the six month period ended June 30, 2014:

(in thousands, except per share amounts)	Options	Weighted Average Exercise Price	Weighted Average Remaining Option Term	Aggregate Intrinsic Value
Outstanding at January 1, 2014	6,732	$1.31	5.75	$—
Granted	275	0.66
Exercised	—	—
Expired or cancelled	(310)	2.05
Forfeited	(27)	1.66
Outstanding at June 30, 2014	6,670	$1.25	5.53	$37
Exercisable at June 30, 2014	6,595	$1.26	5.48	$28

The following table summarizes restricted stock activity for the six month period ended June 30, 2014:

(in thousands, except per share amounts)	Restricted Stock	Weighted Average Exercise Price	Weighted Average Remaining Term	Aggregate Intrinsic Value
Outstanding at January 1, 2014	—	$—	—	$—
Granted	617	—
Released	(259)	—
Expired or cancelled	—	—
Forfeited	—	—

Outstanding at June 30, 2014	358	$—	9.62	$281

Exercisable at June 30, 2014	—	$—	—	$—

No shares of restricted stock were awarded to employees, directors and consultants during the three month periods ended June 30, 2014 and 2013.

As of June 30, 2014, there was approximately $141,000 of total unrecognized compensation expense related to non-vested options and restricted stock. This expense is expected to be recognized over a weighted-average period of 0.6 years.

12. Stock Plans

In July 2002, we adopted the 2002 Stock Incentive Plan (“2002 Plan”). The 2002 Plan assumed the options which remained available for grant under our option plans previously approved by stockholders. Under the 2002 Plan and predecessor plans, a total of 7.4 million shares of our common stock were authorized for issuance to employees, officers, directors, consultants, and advisers. In August 2005, we adopted an amendment to the 2002 Stock Incentive Plan (“2002 Plan”) to (i) permit the issuance of shares of restricted stock and stock appreciation rights to participants under the 2002 Plan, and (ii) increase the number of shares issuable pursuant to grants under the 2002 Plan from 2,000,000 to 3,000,000. Options granted under the 2002 Plan and predecessor plans may either be incentive stock options within the meaning of Section 422 of the Internal Revenue Code and/or options that do not qualify as incentive stock options; however, only employees are eligible to receive incentive stock options. Options granted under the option plans generally expire no later than ten years from the date of grant. Option vesting schedule and exercise price are determined at time of grant by the board of directors or compensation committee. Historically, the exercise prices of options granted under the 2002 Plan were 100% of the fair market value of our common stock on the date of grant. The 2002 Plan expired by its terms in July 2012. On December 31, 2013, options to purchase an aggregate of 4,280,153 shares of our common stock were outstanding under the 2002 Plan.

In August 2001, we adopted the 2001 Employee Non-Qualified Stock Option Plan (“2001 NQ Plan”) pursuant to which 1,750,000 shares of common stock were authorized for issuance for option grants to employees and consultants who are not officers or directors of Titan. Options granted under the option plans generally expire no later than ten years from the date of grant. Option vesting schedule and exercise price were determined at time of grant by the board of directors or compensation committee. Historically, the exercise prices of options granted under the 2001 NQ Plan were 100% of the fair market value of our common stock on the date of grant. The 2001 Stock Option Plan expired by its terms in August 2011. On December 31, 2013, options to purchase an aggregate of 1,199,500 shares of our common stock were outstanding under the 2001 NQ Plan.

Activity under our stock plans, as well as non-plan activity, is summarized below (shares in thousands):

		Number of
	Shares or	Options and
	Awards Available	Awards	Weighted Average
	For Grant	Outstanding	Exercise Price
Balance at December 31, 2010	3,393	5,115	$2.29
Options granted	(734)	734	$1.44
Options cancelled and expired	45	(241)	$15.01
Options forfeited	55	(55)	$1.77
Awards granted	(181)	181	$0.00
Awards issued	—	(139)	$0.00
Balance at December 31, 2011	2,578	5,595	$1.56
Options granted	(1,718)	1,718	$1.14
Options cancelled and expired	290	(290)	$5.54
Awards issued	—	(181)	$0.00
Expiration of option plan	(1,150)	—	$0.00
Balance at December 31, 2012	—	6,842	$1.33
Options exercised	—	(75)	$1.50
Options cancelled and expired	—	(35)	$3.29
Balance at December 31, 2013	—	6,732	$1.31

The 2002 Plan and the 2001 NQ Plan allow for stock options issued as the result of a merger or consolidation of another entity, including the acquisition of the minority interest of our former subsidiaries, to be added to the maximum number of shares provided for in the plan (“Substitute Options”). Consequently, Substitute Options are not returned to the shares reserved under the plan when cancelled. During 2013, 2012 and 2011, the number of Substitute Options cancelled was immaterial.

Options for 6.7 million and 6.0 million shares were exercisable at December 31, 2013 and 2012, respectively. The options outstanding at December 31, 2013 have been segregated into four ranges for additional disclosure as follows (options in thousands):

	Options Outstanding			Options Exercisable
		Weighted
		Average	Weighted		Weighted
	Number	Remaining	Average	Number	Average
Range of Exercise Prices	Outstanding	Life (Years)	Exercise Price	Exercisable	Exercise Price
$0.69 - $1.53	5,423	6.32	$1.05	5,422	$1.05
$1.54 - $2.38	604	3.85	$2.19	601	$2.19
$2.39 - $3.22	643	3.27	$2.52	643	$2.52
$3.23 - $4.06	62	0.11	$3.70	62	$3.70
$0.69 - $4.06	6,732	5.75	$1.31	6,728	$1.31

We use the Black-Scholes-Merton option-pricing model with the following assumptions to estimate the stock-based compensation expense for the years ended December 31, 2013, 2012 and 2011:

	Years Ended December 31,
	2013	2012	2011
Weighted-average risk-free interest rate	0.92%	0.91%	2.3%
Expected dividend payments	—	—	—
Expected holding period (years)(1)	3.9	5.1	5.4
Weighted-average volatility factor(2)	1.38	1.75	1.71
Estimated forfeiture rates for options granted to management(3)	23%	23%	23%
Estimated forfeiture rates for options granted to non-management(3)	41%	41%	41%
  ___________________________________________________________________
(1)
Expected holding period is based on historical experience of similar awards, giving consideration to the contractual terms of the stock-based awards, vesting schedules and the expectations of future employee behavior.

(2)	Weighted average volatility is based on the historical volatility of our common stock.
(3)	Estimated forfeiture rates are based on historical data.

No options or awards were granted during the year ended December 31, 2013. Based upon the above methodology, the weighted-average fair value of options and awards granted during the years ended December 31, 2012 and 2011 was $1.09 and $1.38, respectively.

The following table summarizes the stock-based compensation expense and impact on our basic and diluted loss per share for the years ended December 31, 2013, 2012 and 2011:

	Years Ended December 31,
(in thousands, except per share amounts)	2013	2012	2011
Research and development	$378	$1,021	$371
General and administrative	300	1,560	806
Total stock-based compensation expenses	$678	$2,581	$1,177
Increase in basic net income (loss) per share	$(0.01)	$(0.04)	$(0.02)
Increase in diluted net income (loss) per share	$(0.01)	$(0.04)	$(0.02)

No tax benefit was recognized related to stock-based compensation expense since we have incurred operating losses and we have established a full valuation allowance to offset all the potential tax benefits associated with our deferred tax assets.

No options to purchase common stock were granted to employees, directors and consultants during the year ended December 31, 2013. The following table summarizes option activity for the year ended December 31, 2013:

			Weighted
		Weighted	Average
		Average	Remaining	Aggregate
		Exercise	Contractual	Intrinsic
(in thousands, except per share amounts)	Shares	Price	Term	Value
Outstanding at January 1, 2012	6,842	$133
Exercised	(75)	1.50
Cancelled	(35)	3.29
Outstanding at December 31, 2013	6,732	$1.31	5.75	$—
Exercisable at December 31, 2013	6,728	$1.31	5.75	$—

As of December 31, 2013, there was approximately $2,000 of total unrecognized compensation expense related to non-vested stock options. This expense is expected to be recognized over a weighted-average period of 0.24 years.

There were no awards of restricted stock during the year ended December 31, 2013.

There were no outstanding awards of restricted stock at December 31, 2013 that had not vested.